Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Summary of Operations Included in Discontinued Operations
A summary of the operations of FNFV included in discontinued operations is shown below:

Three months ended March 31,

2017
(Unaudited)
Revenues:
Escrow, title-related and other fees	$49
Restaurant revenue	273
Interest and investment income	1
Realized gains and losses, net	5
Total revenues	328
Expenses:
Personnel costs	46
Other operating expenses	25
Cost of restaurant revenue	236
Depreciation and amortization	16
Interest expense	4
Total expenses	327
Earnings from discontinued operations before income taxes	1
Income tax expense	(2)
Earnings from continuing operations before equity in (losses) earnings of unconsolidated affiliates	3
Equity in (losses) earnings of unconsolidated affiliates	(4)
Net earnings (loss) from discontinued operations	(1)
Less: Net earnings attributable to non-controlling interests	(2)
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$1

Cash flow from discontinued operations data:
Net cash provided by operations	$15
Net cash used in investing activities	(27)
A reconciliation of the operations of Black Knight to the Statement of Operations is shown below (in millions):

Three months ended March 31,

2017
(Unaudited)
Revenues:
Escrow, title-related and other fees	$248
Realized gains and losses, net	(2)
Total revenues	246
Expenses:
Personnel costs	101
Other operating expenses	45
Depreciation and amortization	53
Interest expense	15
Total expenses	214
Earnings from discontinued operations before income taxes	32
Income tax expense	10
Net earnings from discontinued operations	22
Less: Net earnings attributable to non-controlling interests	12
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$10

Cash flow from discontinued operations data:
Net cash provided by operations	$49
Net cash used in investing activities	(16)

A summary of the operations of FNFV included in discontinued operations is shown below:

	Year Ended December 31,
	2017	2016	2015
Revenues:	(in millions)
Escrow, title-related and other fees	$111	$168	$204
Restaurant revenue	981	1,158	1,412
Interest and investment income	5	3	2
Realized gains and losses, net	277	6	(19)
Total revenues	1,374	1,335	1,599
Expenses:
Personnel costs	148	165	158
Other operating expenses	94	106	167
Cost of restaurant revenue	861	984	1,195
Depreciation and amortization	51	63	65
Interest expense	9	10	8
Total expenses	1,163	1,328	1,593
Earnings from discontinued operations before income taxes	211	7	6
Income tax expense (benefit)	103	(11)	(19)
Earnings from continuing operations before equity in (losses) earnings of unconsolidated affiliates	108	18	25
Equity in losses of unconsolidated affiliates	(12)	(22)	(22)
Net earnings (loss) from discontinued operations	96	(4)	3
Less: Net (losses) earnings attributable to non-controlling interests	(13)	—	16
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	$109	$(4)	$(13)

Cash flow from discontinued operations data:
Net cash (used in) provided by operations	$(134)	$81	$29
Net cash (used in) provided by investing activities	(11)	67	166
A summary of the operations of Black Knight included in discontinued operations is shown below:

	Year Ended December 31,
	2017	2016	2015
Revenues:	(in millions)
Escrow, title-related and other fees	$745	$963	$874
Realized gains and losses, net	(13)	—	(5)
Total revenues	732	963	869
Expenses:
Personnel costs	292	393	377
Other operating expenses	145	190	156
Depreciation and amortization	154	208	195
Interest expense	42	62	49
Total expenses	633	853	777
Earnings from discontinued operations before income taxes	99	110	92
Income tax expense	40	36	35
Net earnings from discontinued operations	59	74	57
Less: Net earnings attributable to non-controlling interests	36	47	28
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$23	$27	$29

Cash flow from discontinued operations data:
Net cash provided by operations	$240	$326	$248
Net cash used in investing activities	(46)	(230)	(103)

Reconciliation of Net Earnings of Discontinued Operations to the Statement of Operations
A reconciliation of the net earnings of Black Knight and FNFV to the Statement of Earnings is shown below:

Three months ended March 31,

2017
(Unaudited)
Earnings from discontinued operations attributable to Black Knight	$22
Loss from discontinued operations attributable to FNFV	(1)
Net earnings from discontinued operations, net of tax	$21

A reconciliation of the net earnings of Black Knight and FNFV to the Statement of Operations is shown below:

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Earnings from discontinued operations attributable to Black Knight	$59	$74	$57
Earnings (loss) from discontinued operations attributable to FNFV	96	(4)	3
Total earnings from discontinued operations, net of tax	$155	$70	$60